Shareholder Report, Holdings (Details) - Multi-Manager Large Cap Growth Strategies Fund - Institutional Class	Sep. 30, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%